Business Segment Information	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Business Segment Information
10. Business Segment Information
In the fourth quarter of 2014, we reorganized our operating segments as a result of a change in the way our Chief Executive Officer, who is our chief operating decision maker, evaluates the performance of operations, develops strategy and allocates resources. The results of our marine transportation activities, formerly reported in the Supply and Logistics Segment, are now reported in our Marine Transportation Segment. In addition, the results of our offshore and onshore pipeline transportation activities, formerly reported in the Pipeline Transportation Segment, are now reported separately in our Onshore Pipeline Transportation Segment and Offshore Pipeline Transportation Segments. Our disclosures related to prior periods have been recast to reflect our reorganized segments.
As a result of the above changes, we currently manage our businesses through five divisions that constitute our reportable segments:

•	Onshore Pipeline Transportation – transportation of crude oil, and to a lesser extent, CO2;

•	Offshore Pipeline Transportation – offshore transportation of crude oil in the Gulf of Mexico;

•	Refinery Services – processing high sulfur (or “sour”) gas streams as part of refining operations to remove the sulfur and selling the related by-product, NaHS;

•	Marine Transportation – marine transportation to provide waterborne transportation of petroleum products and crude oil throughout North America; and

•
Supply and Logistics – terminaling, blending, storing, marketing and transporting crude oil and petroleum products (primarily fuel oil, asphalt, and other heavy refined products) and, on a smaller scale, CO2.

Substantially all of our revenues are derived from, and substantially all of our assets are located in, the United States.
We define Segment Margin as revenues less product costs, operating expenses (excluding non-cash charges, such as depreciation and amortization), and segment general and administrative expenses, plus our equity in distributable cash generated by our equity investees. In addition, our Segment Margin definition excludes the non-cash effects of our legacy stock appreciation rights plan and includes the non-income portion of payments received under direct financing leases.
Our chief operating decision maker (our Chief Executive Officer) evaluates segment performance based on a variety of measures including Segment Margin, segment volumes, where relevant, and capital investment.
Segment information for the periods presented below was as follows:

	Onshore Pipeline Transportation	Offshore Pipeline Transportation	Refinery Services	Marine Transportation	Supply & Logistics	Total
Three Months Ended March 31, 2015
Segment Margin (a)	$14,323	$25,198	$19,160	$25,693	$9,747	$94,121
Capital expenditures (b)	$68,591	$2,053	$1,212	$16,576	$36,776	$125,208
Revenues:
External customers	$15,831	$790	$48,435	$54,640	$407,161	$526,857
Intersegment (c)	3,237	—	(2,311)	2,731	(3,657)	—
Total revenues of reportable segments	$19,068	$790	$46,124	$57,371	$403,504	$526,857
Three Months Ended March 31, 2014
Segment Margin (a)	$14,689	$13,403	$20,872	$20,457	$7,930	$77,351
Capital expenditures (b)	$23,896	$10,384	$302	$10,959	$57,237	$102,778
Revenues:
External customers	$15,503	$947	$57,107	$51,090	$895,072	$1,019,719
Intersegment (c)	4,470	—	(2,914)	5,203	(6,759)	—
Total revenues of reportable segments	$19,973	$947	$54,193	$56,293	$888,313	$1,019,719
Total assets by reportable segment were as follows:

	March 31, 2015	December 31, 2014
Onshore pipeline transportation	$491,072	$460,012
Offshore pipeline transportation	637,412	645,668
Refinery services	401,164	403,703
Marine transportation	744,797	745,128
Supply and logistics	934,699	907,189
Other assets	62,996	68,674
Total consolidated assets	3,272,140	3,230,374

(a)	A reconciliation of Segment Margin to net income for the periods is presented below.

(b)
Capital expenditures include maintenance and growth capital expenditures, such as fixed asset additions (including enhancements to existing facilities and construction of growth projects) as well as acquisitions of businesses and interests in equity investees. In addition to construction of growth projects, capital spending in our pipeline transportation segment included $1.8 million during the three months ended March 31, 2015 and $10.4 million during the three months ended March 31, 2014 representing capital contributions to our SEKCO equity investee to fund our share of the construction costs for its pipeline.

(c)	Intersegment sales were conducted under terms that we believe were no more or less favorable than then-existing market conditions.
Reconciliation of Segment Margin to net income:

	Three Months Ended March 31,
	2015	2014
Segment Margin	$94,121	$77,351
Corporate general and administrative expenses	(12,299)	(11,061)
Depreciation and amortization	(27,125)	(19,280)
Interest expense	(19,215)	(12,804)
Adjustment to exclude distributable cash generated by equity investees not included in income and include equity in investees net income (1)	(10,383)	(5,777)
Non-cash items not included in Segment Margin	(2,614)	3,325
Cash payments from direct financing leases in excess of earnings	(1,362)	(1,338)
Income tax expense	(908)	(641)
Net income	20,215	29,775

(1)	Includes distributions attributable to the quarter and received during or promptly following such quarter.